GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

November 6, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	Frontegra Funds, Inc. (Securities Act Registration No. 333-07305; Investment Company Act No. 811-07685)

Ladies and Gentlemen:

Attached for filing on behalf of Frontegra Funds, Inc. (the “Company”) pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Act”), please find the final forms of the Company’s Prospectus for the Frontegra Phocas Small Cap Value Fund and the Statement of Additional Information for the Frontegra Netols Small Cap Value Fund, the Frontegra Timpani Small Cap Growth Fund, the Frontegra HEXAM Emerging Markets Fund, the Frontegra SAM Global Equity Fund, the Lockwell Small Cap Value Fund, the Frontegra Phocas Small Cap Value Fund, the Frontegra MFG Global Equity Fund, and the Frontegra MFG Core Infrastructure Fund.

In addition, please note that in lieu of filing the forms of the Company’s Prospectuses for the Frontegra Netols Small Cap Value Fund, the Frontegra Timpani Small Cap Growth Fund, the Frontegra HEXAM Emerging Markets Fund, the Frontegra SAM Global Equity Fund, the Lockwell Small Cap Value Fund, the Frontegra MFG Global Equity Fund and the Frontegra MFG Core Infrastructure Fund included in Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A, we are hereby providing you with notice in accordance with Rule 497(j) under the Act that the Prospectuses that would have been filed pursuant to Rule 497(c) under the Act would not have differed from the form of the Prospectuses contained in Post-Effective Amendment No. 81.  The text of Post-Effective Amendment No. 81 was filed electronically via EDGAR on October 29, 2012.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Thomas A. Bausch

Thomas A Bausch

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI,  AND WASHINGTON DC

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